Subsequent events - Additional Information (Detail) (USD $) In Thousands, except Per Share data					1 Months Ended					1 Months Ended
	Jun. 30, 2011	May 11, 2011	Dec. 31, 2010	Oct. 09, 2011 Business Combination Superior Energy Services, Inc.	Nov. 11, 2011 I. E. Miller Services Inc Disposal Group	Oct. 25, 2011 Maximum Acquisition Rising Star Services, L. P.	Oct. 31, 2011 Acquisition Rising Star Services, L. P.	Oct. 25, 2011 Acquisition Rising Star Services, L. P.	Oct. 31, 2011 Acquisition Tomahawk Treating Services, LLC and Amen Tanks, LLC	Oct. 11, 2011 Maximum Environmental Issue Integrated Production Services, Inc.	Oct. 11, 2011 Environmental Issue Integrated Production Services, Inc.
Subsequent Event [Line Items]
Shares received per each share of acquiree's common stock issued and outstanding				$ 0.945
Common stock, par value per share	$ 0.01		$ 0.01	$ 0.001
Cash to be received per each share of acquiree's common stock issued and outstanding				$ 7.00
Proceeds from sale of business					$ 110,000
Total consideration paid								77,817
Maximum additional contingent consideration						6,500
Additional contingent consideration payment payable (in years)						2 years
Cash paid for acquisition	15,576	15,576							16,522
Goodwill	4,433	4,433					37,500		8,500
Criminal penalty											140
Payment for community service											22
Probationary period											2 years
Environmental compliance program cost										$ 38